Balanced Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (66.9%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	81,476	168,046
*	Facebook Inc. Class A	306,073	90,148
	Comcast Corp. Class A	795,878	43,065
			301,259
Consumer Discretionary (6.8%)
	McDonald's Corp.	332,969	74,632
	Home Depot Inc.	170,865	52,157
	TJX Cos. Inc.	726,534	48,060
*	Alibaba Group Holding Ltd. ADR	117,869	26,724
*	Amazon.com Inc.	5,363	16,594
	Dollar General Corp.	73,227	14,837
			233,004
Consumer Staples (4.6%)
	Procter & Gamble Co.	391,271	52,990
	Sysco Corp.	546,082	42,999
	Coca-Cola Co.	529,242	27,896
	Nestle SA (Registered)	240,298	26,788
	Diageo plc	176,582	7,254
			157,927
Energy (1.7%)
[1]	TOTAL SE	1,085,904	50,625
	Royal Dutch Shell plc Class A (XLON)	303,938	5,974
	Royal Dutch Shell plc Class A	77,515	1,507
			58,106
Financials (11.7%)
	JPMorgan Chase & Co.	522,665	79,565
	Charles Schwab Corp.	1,194,003	77,825
	Bank of America Corp.	1,210,962	46,852
	BlackRock Inc.	53,117	40,048
	Progressive Corp.	388,826	37,176
	American Express Co.	249,073	35,229
	Blackstone Group Inc. Class A	386,099	28,776
	Prudential plc	897,581	19,121
	Morgan Stanley	212,181	16,478
	S&P Global Inc.	38,865	13,714
	Goldman Sachs Group Inc.	7,422	2,427
			397,211
Health Care (10.1%)
	UnitedHealth Group Inc.	122,203	45,468
	Pfizer Inc.	1,224,264	44,355
	Becton Dickinson and Co.	170,643	41,492

		Shares	Market Value ($000)
	HCA Healthcare Inc.	192,655	36,285
	Novartis AG (Registered)	390,792	33,405
	Anthem Inc.	81,123	29,119
	Abbott Laboratories	232,314	27,840
[1]	AstraZeneca plc ADR	507,799	25,248
	Humana Inc.	58,077	24,349
	Baxter International Inc.	224,552	18,939
	Danaher Corp.	75,575	17,010
			343,510
Industrials (6.7%)
	Deere & Co.	84,381	31,570
	Union Pacific Corp.	133,295	29,380
	Raytheon Technologies Corp.	376,431	29,087
	Trane Technologies plc	151,194	25,032
	Northrop Grumman Corp.	72,882	23,587
	Fortive Corp.	261,362	18,463
	Lockheed Martin Corp.	47,901	17,699
	Johnson Controls International plc	224,619	13,403
	Vinci SA	114,448	11,722
	Schneider Electric SE	74,567	11,359
*	Airbus SE	84,976	9,638
	Illinois Tool Works Inc.	26,324	5,831
			226,771
Information Technology (13.6%)
	Microsoft Corp.	647,931	152,763
	Apple Inc.	597,464	72,980
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	445,653	52,712
	Texas Instruments Inc.	274,193	51,820
	Global Payments Inc.	194,469	39,201
	Lam Research Corp.	33,621	20,012
	Accenture plc Class A	67,711	18,705
	KLA Corp.	55,210	18,241
	Cisco Systems Inc.	288,835	14,936
	Fidelity National Information Services Inc.	98,284	13,820
*	salesforce.com Inc.	39,535	8,376
			463,566
Real Estate (0.9%)
	American Tower Corp.	93,323	22,310
	VICI Properties Inc.	233,301	6,588
			28,898
Utilities (2.0%)
	Exelon Corp.	796,453	34,837
	Duke Energy Corp.	358,889	34,643
			69,480
Total Common Stocks (Cost $1,555,712)			2,279,732
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.0%)
U.S. Government Securities (6.3%)
U.S. Treasury Note/Bond	0.125%	10/31/22	12,250	12,248
U.S. Treasury Note/Bond	0.125%	11/30/22	2,800	2,800
U.S. Treasury Note/Bond	0.125%	2/28/23	5,000	4,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	2.500%	3/31/23	7,915	8,285
	U.S. Treasury Note/Bond	0.125%	5/15/23	3,005	3,001
	U.S. Treasury Note/Bond	2.625%	6/30/23	6,650	7,012
	U.S. Treasury Note/Bond	2.875%	10/31/23	5,600	5,976
	U.S. Treasury Note/Bond	2.625%	12/31/23	6,400	6,808
	U.S. Treasury Note/Bond	0.125%	1/15/24	3,530	3,512
	U.S. Treasury Note/Bond	0.125%	2/15/24	7,690	7,648
	U.S. Treasury Note/Bond	1.750%	6/30/24	12,675	13,214
	U.S. Treasury Note/Bond	1.500%	10/31/24	3,350	3,464
	U.S. Treasury Note/Bond	1.125%	2/28/25	6,395	6,515
	U.S. Treasury Note/Bond	0.250%	5/31/25	12,150	11,916
	U.S. Treasury Note/Bond	0.250%	7/31/25	5,655	5,530
	U.S. Treasury Note/Bond	0.250%	8/31/25	4,800	4,688
	U.S. Treasury Note/Bond	0.250%	10/31/25	22,365	21,778
	U.S. Treasury Note/Bond	0.375%	12/31/25	890	869
	U.S. Treasury Note/Bond	0.375%	1/31/26	19,725	19,235
	U.S. Treasury Note/Bond	0.500%	2/28/26	2,100	2,059
	U.S. Treasury Note/Bond	0.750%	3/31/26	4,360	4,322
	U.S. Treasury Note/Bond	0.625%	5/15/30	2,125	1,934
	U.S. Treasury Note/Bond	0.875%	11/15/30	6,235	5,767
	U.S. Treasury Note/Bond	1.125%	2/15/31	9,910	9,363
[2]	U.S. Treasury Note/Bond	1.125%	8/15/40	6,050	4,923
	U.S. Treasury Note/Bond	1.875%	2/15/41	11,180	10,411
	U.S. Treasury Note/Bond	1.375%	8/15/50	6,155	4,807
	U.S. Treasury Note/Bond	1.625%	11/15/50	13,690	11,418
	U.S. Treasury Note/Bond	1.875%	2/15/51	12,980	11,520
					216,020
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	563	537
[3,4]	Fannie Mae Pool	3.070%	2/1/25	500	537
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/41	3	3
[3]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	47	55
[3]	Ginnie Mae I Pool	8.000%	9/15/30	38	44
[3,4,5]	UMBS Pool	1.500%	4/19/36 - 5/18/36	7,760	7,786
[3,4]	UMBS Pool	2.500%	4/1/37 - 4/1/38	1,189	1,233
					10,195
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41 - 6/25/42	507	512
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	100	101
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	101	103
[3,4]	Fannie Mae REMICS	3.000%	2/25/49 - 9/25/57	2,382	2,460
[3,4]	Fannie Mae REMICS	3.500%	4/25/31 - 6/25/59	6,154	6,574
[3,4]	Fannie Mae REMICS	4.000%	5/25/31 - 7/25/53	395	424
[3,4]	Freddie Mac REMICS	3.000%	12/15/39	63	64
[3,4]	Freddie Mac REMICS	3.500%	3/15/31	83	89
[3,4]	Freddie Mac REMICS	4.000%	12/15/30 - 4/15/31	1,684	1,821
[3]	Ginnie Mae	1.700%	10/20/45	158	160
[3]	Ginnie Mae	1.800%	5/20/41	137	137
					12,445
Total U.S. Government and Agency Obligations (Cost $242,990)					238,660
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[3,6]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	395	392
[3,6]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	1,100	1,114
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	267	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	651	662
[3,6,7]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	122	125
[3,6,7]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	449	453
[3,6,7]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.331%	1/15/31	246	245
[3,6,7]	Avery Point IV CLO Ltd. Class AR Series 2014-1A, 3M USD LIBOR + 1.100%	1.318%	4/25/26	13	13
[3,6]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	61	61
[3,6]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	710	708
[3,6]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	750	747
[3,6]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	337	339
[3,6]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	440	448
[3,6,7]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	248	250
[3,6,7]	COLT Mortgage Loan Trust Class A1 Series 2020-1	2.488%	2/25/50	341	344
[3,6,7]	Columbia Cent CLO 27 Ltd. Class A1 Series 2018-27A, 3M USD LIBOR + 1.150%	1.368%	10/25/28	548	548
[3]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	480	493
[3,6]	DB Master Finance LLC Class A2I Series 2019-1A	3.787%	5/20/49	448	455
[3,6]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	399	419
[3,6,7]	Deephave Residential Mortgage Trust Class A1 Series 2019-2A	3.558%	4/25/59	162	164
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2018-1	2.870%	10/20/23	16	16
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	163	164
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	323	327
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	605	614
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	461	467
[3,6]	Enterprise Fleet Financing LLC Class A3 Series 2018-A3	3.100%	10/20/23	270	273
[3,4,7]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	6.009%	10/25/28	163	172
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	323
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	316
[3,6]	Hertz Fleet Lease Funding LP Class A2 Series 2019-1	2.700%	1/10/33	480	484
[3,6]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	311	311
[3,6]	Horizon Aircraft Finance III Ltd. Class A Series 2019-1	3.425%	11/15/39	310	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6,7]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	0.806%	3/15/38	295	295
[3,6]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	326	328
[3,6,7]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.173%	4/19/30	930	930
[3,6]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	211	214
[3,6,7]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.601%	7/21/24	1,000	1,002
[3,6]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	1,005	1,005
[3,6]	OneMain Direct Auto Receivables Trust Class A Series Series 2018-1A	3.430%	12/16/24	478	482
[3,6]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	887	887
[3,6]	OneMain Financial Issuance Trust Class A1 Series 2017-1A	2.370%	9/14/32	23	23
[3,6]	Santander Retail Auto Lease Trust Class A3 Series 2019-B	2.300%	1/20/23	345	350
[3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	1,272	1,377
[3,6]	Securitized Term Auto Receivables Trust Class A3 Series 2018-2A	3.325%	8/25/22	155	156
[3,6,7]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	658
[3,6]	SoFi Consumer Loan Program Trust Class A Series 2019-1	3.240%	2/25/28	60	60
[3,6]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	278	280
[3,6]	Springleaf Funding Trust Class A Series 2015-BA	3.480%	5/15/28	159	160
[3,6]	Start III Ltd. Class A Series 2019-2	3.536%	11/15/44	29	28
[3,6]	START Ireland Class A Series 2019-1	4.089%	3/15/44	358	358
[3,6,7]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.184%	7/14/26	727	727
[3,6,7]	Towd Point Mortgage Trust Class A1 Series 2016-3	2.250%	4/25/56	16	16
[3,6]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	266	277
[3,6]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	838
[3,6,7]	Verus Securitization Trust Class A1 Series 2019-2 Series 2019-2	3.211%	5/25/59	215	215
[3,6,7]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.213%	4/18/31	511	511
[3,6]	Westlake Automobile Receivables Trust Class A2 Series 2019-3A	2.150%	2/15/23	145	146
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $23,263)					23,346
Corporate Bonds (21.5%)
Communications (1.7%)
	America Movil SAB de CV	3.125%	7/16/22	1,880	1,936
	America Movil SAB de CV	3.625%	4/22/29	780	836
	America Movil SAB de CV	6.125%	3/30/40	390	529
	AT&T Inc.	2.750%	6/1/31	1,305	1,296
	AT&T Inc.	3.650%	6/1/51	162	156
[6]	AT&T Inc.	3.500%	9/15/53	895	824
	AT&T Inc.	3.850%	6/1/60	598	572
[6]	British Telecommunications plc	3.250%	11/8/29	905	947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	110	128
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	94	105
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	127	135
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	530	496
	Comcast Corp.	3.600%	3/1/24	2,235	2,430
	Comcast Corp.	3.375%	2/15/25	70	76
	Comcast Corp.	4.250%	1/15/33	1,032	1,198
	Comcast Corp.	4.200%	8/15/34	730	831
	Comcast Corp.	5.650%	6/15/35	110	144
	Comcast Corp.	4.400%	8/15/35	877	1,016
	Comcast Corp.	6.500%	11/15/35	115	162
	Comcast Corp.	6.400%	5/15/38	27	38
	Comcast Corp.	4.600%	10/15/38	1,335	1,606
	Comcast Corp.	4.650%	7/15/42	1,290	1,557
	Comcast Corp.	4.500%	1/15/43	500	587
	Comcast Corp.	4.750%	3/1/44	876	1,077
	Comcast Corp.	4.600%	8/15/45	1,198	1,452
	Comcast Corp.	3.969%	11/1/47	252	281
	Comcast Corp.	4.000%	3/1/48	345	379
	Comcast Corp.	4.700%	10/15/48	1,175	1,454
	Comcast Corp.	3.999%	11/1/49	602	663
	Comcast Corp.	2.450%	8/15/52	1,380	1,160
	Comcast Corp.	4.049%	11/1/52	1,187	1,343
	Comcast Corp.	4.950%	10/15/58	20	26
	Comcast Corp.	2.650%	8/15/62	615	519
[6]	Cox Communications Inc.	3.250%	12/15/22	795	831
[6]	Cox Communications Inc.	2.950%	6/30/23	145	151
[6]	Cox Communications Inc.	3.150%	8/15/24	181	193
[6]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,800
[6]	Cox Communications Inc.	6.450%	12/1/36	45	58
[6]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	329
[6]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	766
	NBCUniversal Media LLC	4.450%	1/15/43	309	365
[6]	NTT Finance Corp.	1.162%	4/3/26	1,040	1,022
[6]	NTT Finance Corp.	2.065%	4/3/31	285	281
	Orange SA	4.125%	9/14/21	1,740	1,768
	Orange SA	9.000%	3/1/31	530	817
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	409
[6]	Sky Ltd.	3.750%	9/16/24	1,435	1,576
[3,6]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	9/20/29	1,300	1,404
	Telefonica Emisiones SA	5.213%	3/8/47	800	934
	Telefonica Emisiones SA	5.520%	3/1/49	1,055	1,288
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	109
[6]	T-Mobile USA Inc.	2.050%	2/15/28	900	883
[6]	T-Mobile USA Inc.	3.875%	4/15/30	710	770
[6]	T-Mobile USA Inc.	2.550%	2/15/31	145	142
[6]	T-Mobile USA Inc.	2.250%	11/15/31	150	142
[6]	T-Mobile USA Inc.	4.500%	4/15/50	710	796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	T-Mobile USA Inc.	3.300%	2/15/51	580	540
[6]	T-Mobile USA Inc.	3.600%	11/15/60	290	279
	Verizon Communications Inc.	4.329%	9/21/28	675	771
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,875
	Verizon Communications Inc.	4.750%	11/1/41	290	345
	Verizon Communications Inc.	4.862%	8/21/46	1,016	1,220
	Verizon Communications Inc.	5.012%	4/15/49	69	85
	Verizon Communications Inc.	4.672%	3/15/55	274	327
[6]	Verizon Communications Inc.	2.987%	10/30/56	256	224
	ViacomCBS Inc.	3.700%	6/1/28	440	475
	Vodafone Group plc	5.000%	5/30/38	50	60
	Vodafone Group plc	5.250%	5/30/48	1,260	1,575
	Walt Disney Co.	3.000%	9/15/22	245	254
	Walt Disney Co.	2.000%	9/1/29	2,600	2,546
	Walt Disney Co.	2.650%	1/13/31	170	173
	Walt Disney Co.	3.500%	5/13/40	1,490	1,573
	Walt Disney Co.	2.750%	9/1/49	560	506
	Walt Disney Co.	3.600%	1/13/51	805	857
	Walt Disney Co.	3.800%	5/13/60	485	523
					58,001
Consumer Discretionary (0.9%)
	Amazon.com Inc.	2.800%	8/22/24	345	369
	Amazon.com Inc.	4.800%	12/5/34	995	1,250
	Amazon.com Inc.	4.950%	12/5/44	580	749
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,597
	American Honda Finance Corp.	2.000%	3/24/28	825	825
	AutoZone Inc.	3.700%	4/15/22	1,371	1,406
[6]	BMW U.S. Capital LLC	2.000%	4/11/21	585	585
[6]	BMW U.S. Capital LLC	2.250%	9/15/23	2,500	2,591
[6]	BMW U.S. Capital LLC	0.800%	4/1/24	390	390
[6]	Daimler Finance North America LLC	3.250%	8/1/24	160	171
[3]	Duke University	2.832%	10/1/55	775	761
	Emory University	2.143%	9/1/30	765	762
[6]	ERAC USA Finance LLC	4.500%	8/16/21	325	330
[6]	ERAC USA Finance LLC	3.300%	10/15/22	40	42
[6]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,664
[6]	ERAC USA Finance LLC	5.625%	3/15/42	340	435
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	455
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,687
	Georgetown University	4.315%	4/1/49	150	177
	Georgetown University	2.943%	4/1/50	295	274
	Home Depot Inc.	3.900%	12/6/28	290	332
	Home Depot Inc.	3.300%	4/15/40	825	867
	Home Depot Inc.	4.400%	3/15/45	780	936
	Home Depot Inc.	4.500%	12/6/48	345	420
[6]	Hyundai Capital America	0.800%	4/3/23	2,415	2,410
[6,7]	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.174%	7/8/21	1,400	1,401
[3]	Johns Hopkins University	4.083%	7/1/53	200	239
[3]	Johns Hopkins University	2.813%	1/1/60	180	169
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,396
	Lowe's Cos. Inc.	6.500%	3/15/29	334	426
	McDonald's Corp.	2.625%	1/15/22	195	198
	McDonald's Corp.	3.250%	6/10/24	140	151
	McDonald's Corp.	4.875%	12/9/45	1,160	1,408
	McDonald's Corp.	3.625%	9/1/49	470	490
[3]	Northeastern University	2.894%	10/1/50	225	208
	Starbucks Corp.	4.500%	11/15/48	1,471	1,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Chicago	2.761%	4/1/45	165	160
	VF Corp.	2.800%	4/23/27	595	628
	VF Corp.	2.950%	4/23/30	1,320	1,365
					31,444
Consumer Staples (1.0%)
	Altria Group Inc.	5.800%	2/14/39	770	939
	Altria Group Inc.	4.500%	5/2/43	245	257
	Altria Group Inc.	3.875%	9/16/46	625	607
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,510
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,940	2,305
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	536
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	452
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,230
	BAT Capital Corp.	3.557%	8/15/27	1,875	1,996
[6]	Cargill Inc.	4.307%	5/14/21	2,092	2,101
[6]	Cargill Inc.	6.875%	5/1/28	645	818
[6]	Cargill Inc.	2.125%	4/23/30	225	221
[6]	Cargill Inc.	4.760%	11/23/45	635	765
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	567
	Colgate Palmolive Co.	7.600%	5/19/25	480	605
	Conagra Brands Inc.	4.600%	11/1/25	220	249
	Conagra Brands Inc.	1.375%	11/1/27	345	333
	Conagra Brands Inc.	5.300%	11/1/38	300	370
	Constellation Brands Inc.	2.700%	5/9/22	65	66
	Constellation Brands Inc.	3.750%	5/1/50	105	109
[6]	Danone SA	2.947%	11/2/26	735	783
	Diageo Capital plc	2.625%	4/29/23	1,230	1,281
	Diageo Capital plc	2.375%	10/24/29	580	583
	Diageo Capital plc	2.000%	4/29/30	265	258
	Diageo Investment Corp.	2.875%	5/11/22	525	540
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	374
[6]	Imperial Brands Finance plc	3.750%	7/21/22	1,680	1,736
	Kroger Co.	3.850%	8/1/23	270	289
	Kroger Co.	4.000%	2/1/24	540	587
	McCormick & Co. Inc.	2.500%	4/15/30	135	135
	Molson Coors Beverage Co.	3.500%	5/1/22	690	711
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,917
	PepsiCo Inc.	2.375%	10/6/26	1,945	2,058
	PepsiCo Inc.	4.000%	3/5/42	845	956
	PepsiCo Inc.	3.450%	10/6/46	1,215	1,286
	Philip Morris International Inc.	2.500%	8/22/22	575	592
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,199
	Philip Morris International Inc.	3.600%	11/15/23	620	669
	Philip Morris International Inc.	3.375%	8/11/25	424	460
	Philip Morris International Inc.	4.875%	11/15/43	145	173
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	551
	Walmart Inc.	3.550%	6/26/25	1,605	1,769
	Walmart Inc.	3.625%	12/15/47	380	411
					35,354
Energy (1.1%)
[6]	BG Energy Capital plc	4.000%	10/15/21	555	565
	BP Capital Markets America Inc.	3.245%	5/6/22	650	671
	BP Capital Markets America Inc.	1.749%	8/10/30	345	325
	BP Capital Markets America Inc.	2.772%	11/10/50	470	410
	BP Capital Markets America Inc.	2.939%	6/4/51	925	821
	BP Capital Markets plc	2.500%	11/6/22	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.994%	9/26/23	420	456
	BP Capital Markets plc	3.814%	2/10/24	1,700	1,848
	BP Capital Markets plc	3.506%	3/17/25	1,280	1,397
	Chevron Corp.	3.191%	6/24/23	525	554
	Cimarex Energy Co.	4.375%	6/1/24	927	1,008
	ConocoPhillips Co.	4.950%	3/15/26	115	133
	Energy Transfer Operating LP	5.250%	4/15/29	1,375	1,564
	Energy Transfer Operating LP	5.300%	4/15/47	155	161
	Enterprise Products Operating LLC	4.250%	2/15/48	730	774
	Enterprise Products Operating LLC	3.700%	1/31/51	170	167
	Equinor ASA	2.750%	11/10/21	850	863
	Equinor ASA	2.450%	1/17/23	382	396
	Equinor ASA	2.650%	1/15/24	360	380
	Equinor ASA	3.700%	3/1/24	640	696
	Equinor ASA	3.250%	11/10/24	655	710
	Equinor ASA	2.875%	4/6/25	140	149
	Equinor ASA	3.125%	4/6/30	2,350	2,482
	Equinor ASA	2.375%	5/22/30	335	333
	Exxon Mobil Corp.	2.726%	3/1/23	320	333
	Exxon Mobil Corp.	3.043%	3/1/26	225	243
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,112
	Exxon Mobil Corp.	2.440%	8/16/29	735	746
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	1,072
	Exxon Mobil Corp.	4.114%	3/1/46	320	351
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,450	1,403
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	725	697
[6]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	672
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	875
[6]	Schlumberger Investment SA	2.400%	8/1/22	630	643
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,201
	Shell International Finance BV	4.125%	5/11/35	1,130	1,280
	Shell International Finance BV	5.500%	3/25/40	345	463
	Shell International Finance BV	4.375%	5/11/45	2,500	2,923
[6]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	1,250	1,326
	Suncor Energy Inc.	5.950%	12/1/34	500	623
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	90	95
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20	21
	Total Capital International SA	2.700%	1/25/23	885	923
	Total Capital International SA	3.750%	4/10/24	1,400	1,529
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,436
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	462
					37,809
Financials (7.9%)
[6]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,587
[6]	AIA Group Ltd.	3.375%	4/7/30	370	394
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,535
	American International Group Inc.	4.250%	3/15/29	1,040	1,167
	American International Group Inc.	4.500%	7/16/44	200	228
	American International Group Inc.	4.750%	4/1/48	135	161
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	643
	Banco Santander SA	3.125%	2/23/23	800	837
	Banco Santander SA	3.848%	4/12/23	400	425
	Banco Santander SA	1.849%	3/25/26	1,200	1,194
	Banco Santander SA	2.749%	12/3/30	400	380
	Bank of America Corp.	3.300%	1/11/23	120	126
	Bank of America Corp.	2.816%	7/21/23	1,645	1,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.000%	1/22/25	875	958
	Bank of America Corp.	3.559%	4/23/27	2,450	2,658
	Bank of America Corp.	3.593%	7/21/28	1,025	1,114
	Bank of America Corp.	3.419%	12/20/28	512	549
	Bank of America Corp.	4.271%	7/23/29	4,780	5,384
	Bank of America Corp.	3.974%	2/7/30	1,895	2,091
	Bank of America Corp.	3.194%	7/23/30	1,055	1,106
	Bank of America Corp.	2.496%	2/13/31	1,495	1,476
	Bank of America Corp.	5.875%	2/7/42	260	353
	Bank of America Corp.	5.000%	1/21/44	1,000	1,226
	Bank of America Corp.	4.330%	3/15/50	2,235	2,578
	Bank of Montreal	3.100%	4/13/21	1,290	1,291
[6]	Bank of Montreal	2.500%	1/11/22	1,700	1,729
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	478
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	770
[7]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.262%	10/30/23	1,145	1,161
[8]	Bank of Nova Scotia	0.000%	4/5/21	1,000	796
[8]	Bank of Nova Scotia	0.000%	4/9/21	1,000	796
[8]	Bank of Nova Scotia	0.000%	4/15/21	1,000	796
	Bank of Nova Scotia	2.800%	7/21/21	750	755
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,926
	Barclays plc	3.932%	5/7/25	1,565	1,685
	Barclays plc	2.667%	3/10/32	1,270	1,232
[7]	Barclays plc, 3M USD LIBOR + 1.380%	1.574%	5/16/24	1,005	1,019
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	777
[6]	BNP Paribas SA	2.950%	5/23/22	200	206
	BNP Paribas SA	3.250%	3/3/23	190	200
[6]	BNP Paribas SA	3.800%	1/10/24	585	630
[6]	BNP Paribas SA	3.375%	1/9/25	1,775	1,903
[6]	BNP Paribas SA	2.819%	11/19/25	1,335	1,404
[6]	BNP Paribas SA	1.323%	1/13/27	585	572
[6]	BNP Paribas SA	3.500%	11/16/27	2,050	2,215
[6]	BPCE SA	5.700%	10/22/23	270	301
	BPCE SA	4.000%	4/15/24	775	848
[6]	BPCE SA	5.150%	7/21/24	1,260	1,405
[6]	BPCE SA	3.500%	10/23/27	1,780	1,921
[6]	BPCE SA	2.700%	10/1/29	1,450	1,474
[7]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.910%	6/16/22	1,565	1,577
	Capital One Financial Corp.	4.750%	7/15/21	400	404
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,409
	Capital One Financial Corp.	3.200%	2/5/25	760	810
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,357
	Charles Schwab Corp.	3.200%	3/2/27	545	591
	Charles Schwab Corp.	2.000%	3/20/28	1,100	1,105
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	597
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	943
	Citigroup Inc.	4.500%	1/14/22	1,975	2,039
	Citigroup Inc.	3.520%	10/27/28	1,975	2,136
	Citigroup Inc.	6.625%	6/15/32	2,000	2,629
	Citigroup Inc.	3.878%	1/24/39	1,025	1,110
	Comerica Bank	2.500%	7/23/24	790	834
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	2,217
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,331
[6]	Credit Agricole SA	3.750%	4/24/23	1,160	1,232
[6]	Credit Agricole SA	3.250%	10/4/24	2,390	2,565
	Credit Suisse AG	3.000%	10/29/21	735	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	3.625%	9/9/24	250	270
[6]	Credit Suisse Group AG	3.574%	1/9/23	550	562
[6]	Credit Suisse Group AG	4.207%	6/12/24	340	363
	Credit Suisse Group AG	3.750%	3/26/25	3,470	3,732
[6]	Credit Suisse Group AG	2.593%	9/11/25	520	539
[6]	Credit Suisse Group AG	3.869%	1/12/29	305	327
[6,7]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.424%	6/12/24	690	697
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,393
[6]	Danske Bank A/S	2.000%	9/8/21	1,120	1,128
[6]	Danske Bank A/S	5.000%	1/12/22	610	629
[6]	Danske Bank A/S	3.875%	9/12/23	1,220	1,306
[6]	Danske Bank A/S	5.375%	1/12/24	795	884
[6]	Danske Bank A/S	1.621%	9/11/26	855	846
	Deutsche Bank AG	4.250%	10/14/21	815	830
[6]	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,344
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	370
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	516
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	851
	Fifth Third Bancorp	2.550%	5/5/27	425	441
	Fifth Third Bank NA	3.850%	3/15/26	830	912
[6]	Five Corners Funding Trust	4.419%	11/15/23	210	230
[6]	GA Global Funding Trust	1.000%	4/8/24	750	749
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	878
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	376
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,819
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,089
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,291
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,168
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	811
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	2,172
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	884
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,349
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,933
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,177
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,703
	HSBC Holdings plc	1.589%	5/24/27	805	789
	HSBC Holdings plc	4.041%	3/13/28	890	973
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,879
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,555
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,311
	HSBC Holdings plc	6.100%	1/14/42	375	514
	HSBC Holdings plc	5.250%	3/14/44	440	536
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.189%	5/18/24	730	738
	HSBC USA Inc.	3.500%	6/23/24	620	670
	ING Groep NV	3.150%	3/29/22	365	375
	ING Groep NV	3.950%	3/29/27	2,695	2,998
	ING Groep NV	1.726%	4/1/27	500	500
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	157
	Intercontinental Exchange Inc.	3.000%	6/15/50	465	433
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	754
[6]	JAB Holdings BV	2.200%	11/23/30	290	272
	JPMorgan Chase & Co.	3.375%	5/1/23	875	926
	JPMorgan Chase & Co.	3.875%	2/1/24	800	872
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,500
	JPMorgan Chase & Co.	4.125%	12/15/26	765	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,588
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,403
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,745
	JPMorgan Chase & Co.	3.109%	4/22/41	835	831
	JPMorgan Chase & Co.	5.400%	1/6/42	750	991
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	6,776
	JPMorgan Chase & Co.	3.109%	4/22/51	845	828
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	86
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	323
	Loews Corp.	2.625%	5/15/23	440	457
[6]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,539
[6]	LSEGA Financing plc	2.000%	4/6/28	630	620
[6]	LSEGA Financing plc	2.500%	4/6/31	1,110	1,097
[6]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,468
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	731
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	773
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	387
[3,6]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,233
	MetLife Inc.	3.600%	4/10/24	580	630
	MetLife Inc.	4.125%	8/13/42	145	163
	MetLife Inc.	4.875%	11/13/43	530	667
[6]	Metropolitan Life Global Funding I	3.450%	10/9/21	810	823
[6]	Metropolitan Life Global Funding I	2.650%	4/8/22	340	348
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	703
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,250
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,994
	Morgan Stanley	2.500%	4/21/21	1,175	1,176
	Morgan Stanley	2.625%	11/17/21	800	812
	Morgan Stanley	2.750%	5/19/22	1,710	1,757
	Morgan Stanley	3.700%	10/23/24	750	820
	Morgan Stanley	2.720%	7/22/25	1,750	1,842
	Morgan Stanley	3.125%	7/27/26	1,345	1,447
	Morgan Stanley	6.250%	8/9/26	3,000	3,677
	Morgan Stanley	3.625%	1/20/27	1,250	1,372
	Morgan Stanley	3.772%	1/24/29	3,910	4,263
	Morgan Stanley	2.699%	1/22/31	1,105	1,126
	Morgan Stanley	4.300%	1/27/45	850	999
[6]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	2,028
[6]	Nationwide Building Society	3.622%	4/26/23	680	700
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,449
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,320	1,389
[6]	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,562
[6]	New York Life Global Funding	2.900%	1/17/24	810	862
[6]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,677
[6]	New York Life Insurance Co.	3.750%	5/15/50	345	364
[6]	New York Life Insurance Co.	4.450%	5/15/69	435	504
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	698
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	272
	PNC Bank NA	3.300%	10/30/24	460	500
	PNC Bank NA	2.950%	2/23/25	1,105	1,179
	PNC Bank NA	4.200%	11/1/25	255	288
	PNC Bank NA	3.100%	10/25/27	1,165	1,257
	PNC Bank NA	3.250%	1/22/28	1,675	1,808
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	631
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,647
[6]	Principal Life Global Funding II	2.500%	9/16/29	1,000	1,010
	Prudential plc	3.125%	4/14/30	645	680
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Royal Bank Of Canada	0.000%	4/16/21	2,000	1,591
[8]	Royal Bank Of Canada	0.000%	4/19/21	1,500	1,193
	Santander Holdings USA Inc.	3.700%	3/28/22	915	939
	Santander Holdings USA Inc.	3.400%	1/18/23	605	631
[6]	Societe Generale SA	3.250%	1/12/22	1,015	1,037
[6]	Standard Chartered plc	2.744%	9/10/22	2,030	2,048
[6]	Standard Chartered plc	1.214%	3/23/25	285	285
	State Street Corp.	2.653%	5/15/23	840	861
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,998
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,056
	Synchrony Bank	3.650%	5/24/21	1,290	1,293
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	875	1,071
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	1,145	1,276
[6]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,167
[6]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,139
[6]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	1,033
[6]	Temasek Financial I Ltd.	2.500%	10/6/70	670	587
[6]	Toronto-Dominion Bank	2.500%	1/18/23	2,100	2,137
	Truist Bank	2.625%	1/15/22	460	468
	Truist Bank	3.300%	5/15/26	340	368
	Truist Financial Corp.	3.200%	9/3/21	665	672
	Truist Financial Corp.	2.750%	4/1/22	1,700	1,738
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,515
	Truist Financial Corp.	1.950%	6/5/30	795	769
	U.S. Bancorp	3.700%	1/30/24	1,560	1,690
[6]	UBS Group AG	2.650%	2/1/22	1,250	1,274
[6]	UBS Group AG	3.126%	8/13/30	555	580
[6]	UBS Group AG	2.095%	2/11/32	720	683
	Wachovia Corp.	7.500%	4/15/35	1,000	1,361
	Wells Fargo & Co.	3.500%	3/8/22	107	110
	Wells Fargo & Co.	3.450%	2/13/23	735	774
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,320
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,687
	Wells Fargo & Co.	3.000%	2/19/25	890	945
	Wells Fargo & Co.	3.550%	9/29/25	860	936
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,115
	Wells Fargo & Co.	4.100%	6/3/26	340	377
	Wells Fargo & Co.	3.000%	10/23/26	170	181
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,823
	Wells Fargo & Co.	2.879%	10/30/30	435	448
	Wells Fargo & Co.	2.572%	2/11/31	2,235	2,256
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,884
	Wells Fargo & Co.	4.900%	11/17/45	515	616
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,446
					269,809
Health Care (2.5%)
	AbbVie Inc.	3.450%	3/15/22	450	460
	AbbVie Inc.	3.800%	3/15/25	575	627
	AbbVie Inc.	4.050%	11/21/39	590	644
	AbbVie Inc.	4.850%	6/15/44	450	531
	AbbVie Inc.	4.450%	5/14/46	1,010	1,168
	AbbVie Inc.	4.250%	11/21/49	565	639
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	355
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	522
	Aetna Inc.	2.800%	6/15/23	680	709
[6]	Alcon Finance Corp.	2.750%	9/23/26	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Alcon Finance Corp.	2.600%	5/27/30	200	200
[6]	Alcon Finance Corp.	3.800%	9/23/49	800	836
	AmerisourceBergen Corp.	0.737%	3/15/23	845	846
	Amgen Inc.	2.300%	2/25/31	1,575	1,548
	Amgen Inc.	3.150%	2/21/40	1,075	1,067
	Amgen Inc.	5.150%	11/15/41	311	390
[6]	Amgen Inc.	2.770%	9/1/53	430	385
	Anthem Inc.	3.300%	1/15/23	1,100	1,154
	Anthem Inc.	3.650%	12/1/27	750	826
	Anthem Inc.	4.101%	3/1/28	1,140	1,269
	Anthem Inc.	2.550%	3/15/31	1,100	1,096
	Anthem Inc.	4.650%	8/15/44	92	107
	Ascension Health	2.532%	11/15/29	1,405	1,441
[3]	Ascension Health	4.847%	11/15/53	50	66
	AstraZeneca plc	4.000%	1/17/29	2,345	2,626
	AstraZeneca plc	6.450%	9/15/37	615	877
[6]	Bayer U.S. Finance II LLC	4.250%	12/15/25	1,100	1,222
[6]	Bayer U.S. Finance LLC	3.000%	10/8/21	1,980	2,006
[6]	Bayer U.S. Finance LLC	3.375%	10/8/24	815	875
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	636
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	318
	Boston Scientific Corp.	4.000%	3/1/29	195	216
	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	144
	Bristol-Myers Squibb Co.	3.250%	2/20/23	230	241
	Bristol-Myers Squibb Co.	3.400%	7/26/29	885	963
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	587
	Bristol-Myers Squibb Co.	4.550%	2/20/48	217	266
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,735
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	403
	Children's Hospital Corp.	2.585%	2/1/50	160	144
	Cigna Corp.	3.250%	4/15/25	880	942
	Cigna Corp.	4.375%	10/15/28	515	588
	CommonSpirit Health	2.950%	11/1/22	535	555
	CommonSpirit Health	4.200%	8/1/23	535	576
	CommonSpirit Health	2.760%	10/1/24	860	911
	CommonSpirit Health	3.347%	10/1/29	915	970
	CommonSpirit Health	2.782%	10/1/30	465	468
[3]	CommonSpirit Health	4.350%	11/1/42	536	593
	CommonSpirit Health	4.187%	10/1/49	1,215	1,311
	Cottage Health Obligated Group	3.304%	11/1/49	295	301
	CVS Health Corp.	2.750%	12/1/22	965	996
	CVS Health Corp.	4.300%	3/25/28	110	124
	CVS Health Corp.	4.875%	7/20/35	315	370
	CVS Health Corp.	4.125%	4/1/40	430	472
	CVS Health Corp.	5.125%	7/20/45	855	1,047
	Dignity Health	3.812%	11/1/24	560	605
[6]	EMD Finance LLC	2.950%	3/19/22	605	617
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,088
	Gilead Sciences Inc.	3.500%	2/1/25	560	606
	Gilead Sciences Inc.	4.500%	2/1/45	105	123
	Gilead Sciences Inc.	2.800%	10/1/50	1,235	1,104
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	403
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,627
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	416
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	464
	Mass General Brigham Inc.	3.192%	7/1/49	935	934
	Mass General Brigham Inc.	3.342%	7/1/60	955	971
	Medtronic Inc.	3.500%	3/15/25	396	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	562
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	363
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	336
	Merck & Co. Inc.	2.750%	2/10/25	1,210	1,289
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,620
	Merck & Co. Inc.	4.150%	5/18/43	760	893
	Merck & Co. Inc.	4.000%	3/7/49	1,915	2,206
	Mercy Health	4.302%	7/1/28	570	655
	Novartis Capital Corp.	3.400%	5/6/24	415	450
	Novartis Capital Corp.	4.400%	5/6/44	640	778
	Pfizer Inc.	3.000%	12/15/26	725	788
	Pfizer Inc.	3.450%	3/15/29	2,165	2,375
	Pfizer Inc.	4.100%	9/15/38	1,505	1,724
	Pfizer Inc.	2.550%	5/28/40	275	261
	Pfizer Inc.	2.700%	5/28/50	305	284
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	390	414
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	1,003
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	358
[6]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,732
[6]	Royalty Pharma plc	3.300%	9/2/40	425	411
[6]	Royalty Pharma plc	3.550%	9/2/50	1,405	1,350
	Rush Obligated Group	3.922%	11/15/29	330	368
	SSM Health Care Corp.	3.823%	6/1/27	940	1,058
	Sutter Health	2.294%	8/15/30	560	549
	Toledo Hospital	5.750%	11/15/38	560	653
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,230
	UnitedHealth Group Inc.	3.100%	3/15/26	430	465
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,333
	UnitedHealth Group Inc.	2.000%	5/15/30	275	269
	UnitedHealth Group Inc.	4.625%	7/15/35	240	290
	UnitedHealth Group Inc.	2.750%	5/15/40	310	304
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,879
	UnitedHealth Group Inc.	4.750%	7/15/45	592	743
	UnitedHealth Group Inc.	4.200%	1/15/47	215	250
	UnitedHealth Group Inc.	4.250%	6/15/48	880	1,021
	UnitedHealth Group Inc.	4.450%	12/15/48	140	169
	UnitedHealth Group Inc.	3.700%	8/15/49	675	716
	UnitedHealth Group Inc.	2.900%	5/15/50	1,253	1,212
	UnitedHealth Group Inc.	3.875%	8/15/59	115	127
	UnitedHealth Group Inc.	3.125%	5/15/60	490	475
					83,962
Industrials (1.1%)
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,191
[6]	BAE Systems plc	3.400%	4/15/30	215	228
	Boeing Co.	1.433%	2/4/24	1,610	1,611
	Boeing Co.	2.700%	2/1/27	495	502
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	590
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,748
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	297
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	469
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	67
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	393
	Canadian National Railway Co.	2.450%	5/1/50	205	179
	Carrier Global Corp.	2.722%	2/15/30	448	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	3.900%	5/27/21	590	593
	Caterpillar Inc.	3.400%	5/15/24	810	874
[3]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	488	497
	CSX Corp.	4.300%	3/1/48	445	506
	CSX Corp.	3.350%	9/15/49	235	231
[3]	Federal Express Corp. 1998 Pass Through Trust	6.720%	7/15/23	52	54
	FedEx Corp.	2.700%	4/15/23	255	266
	FedEx Corp.	4.100%	2/1/45	130	138
	FedEx Corp.	4.550%	4/1/46	178	202
	FedEx Corp.	4.050%	2/15/48	48	51
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,396
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,312
	Kansas City Southern	4.950%	8/15/45	480	568
	Lockheed Martin Corp.	2.900%	3/1/25	610	650
	Lockheed Martin Corp.	1.850%	6/15/30	60	58
	Lockheed Martin Corp.	4.500%	5/15/36	211	254
	Lockheed Martin Corp.	4.700%	5/15/46	376	471
	Lockheed Martin Corp.	2.800%	6/15/50	265	250
	Lockheed Martin Corp.	4.090%	9/15/52	144	167
	Otis Worldwide Corp.	2.565%	2/15/30	225	226
	Otis Worldwide Corp.	3.112%	2/15/40	510	503
	Otis Worldwide Corp.	3.362%	2/15/50	890	871
	Parker-Hannifin Corp.	3.250%	6/14/29	270	288
	Parker-Hannifin Corp.	4.450%	11/21/44	450	523
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	500
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	406
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,567
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	1,038
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,266
	Raytheon Technologies Corp.	6.050%	6/1/36	675	907
	Raytheon Technologies Corp.	4.450%	11/16/38	275	319
	Raytheon Technologies Corp.	4.500%	6/1/42	407	475
[6]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,080
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,796
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	617
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	1,071
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	951
[3]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	120	123
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	854
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	1,150
	Teledyne Technologies Inc.	2.750%	4/1/31	1,290	1,281
	Union Pacific Corp.	3.700%	3/1/29	505	553
	Union Pacific Corp.	3.250%	2/5/50	200	197
	Union Pacific Corp.	3.799%	10/1/51	666	699
	Union Pacific Corp.	3.839%	3/20/60	285	304
[6]	Union Pacific Corp.	2.973%	9/16/62	625	553
	Union Pacific Corp.	3.750%	2/5/70	335	343
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	167	168
					36,894
Materials (0.1%)
	International Paper Co.	4.350%	8/15/48	1,255	1,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	80	89
	American Tower Corp.	4.400%	2/15/26	450	506
	American Tower Corp.	3.800%	8/15/29	981	1,059
	Boston Properties LP	3.125%	9/1/23	355	374
	Boston Properties LP	3.800%	2/1/24	45	48
	Crown Castle International Corp.	3.650%	9/1/27	285	310
	Crown Castle International Corp.	3.800%	2/15/28	235	256
	Crown Castle International Corp.	2.100%	4/1/31	2,185	2,057
	Equinix Inc.	3.000%	7/15/50	1,020	889
	Healthpeak Properties Inc.	3.000%	1/15/30	930	956
	Realty Income Corp.	3.250%	1/15/31	380	400
[6]	SBA Tower Trust	3.168%	4/9/47	1,330	1,332
[6]	SBA Tower Trust	3.448%	3/15/48	705	743
[6]	SBA Tower Trust	2.836%	1/15/50	725	761
[6]	SBA Tower Trust	1.884%	7/15/50	265	266
[6]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	767
	Simon Property Group LP	3.750%	2/1/24	90	97
	Simon Property Group LP	3.375%	10/1/24	275	295
	Simon Property Group LP	2.450%	9/13/29	1,160	1,149
	VEREIT Operating Partnership LP	3.400%	1/15/28	210	222
	VEREIT Operating Partnership LP	2.200%	6/15/28	735	721
	VEREIT Operating Partnership LP	2.850%	12/15/32	545	528
					13,825
Technology (1.9%)
	Apple Inc.	3.000%	2/9/24	620	662
	Apple Inc.	3.450%	5/6/24	1,000	1,086
	Apple Inc.	2.850%	5/11/24	1,225	1,305
	Apple Inc.	2.750%	1/13/25	590	629
	Apple Inc.	3.250%	2/23/26	1,020	1,113
	Apple Inc.	2.450%	8/4/26	1,170	1,232
	Apple Inc.	3.350%	2/9/27	1,545	1,697
	Apple Inc.	3.200%	5/11/27	1,065	1,161
	Apple Inc.	2.900%	9/12/27	2,250	2,417
	Apple Inc.	3.850%	5/4/43	430	488
	Apple Inc.	4.450%	5/6/44	120	146
	Apple Inc.	3.850%	8/4/46	985	1,094
	Apple Inc.	2.650%	5/11/50	640	581
	Apple Inc.	2.550%	8/20/60	1,425	1,218
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	331
	Broadcom Inc.	4.250%	4/15/26	170	188
	Broadcom Inc.	4.110%	9/15/28	1,452	1,585
	Broadcom Inc.	4.150%	11/15/30	130	140
[6]	Broadcom Inc.	3.500%	2/15/41	670	639
[6]	Broadcom Inc.	3.750%	2/15/51	325	310
	Cisco Systems Inc.	2.500%	9/20/26	431	458
	Fidelity National Information Services Inc.	1.650%	3/1/28	245	239
	Global Payments Inc.	2.900%	5/15/30	535	545
	Intel Corp.	2.875%	5/11/24	800	854
	Intel Corp.	4.100%	5/19/46	1,360	1,535
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,869
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,676
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,892
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,212
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,347
	International Business Machines Corp.	2.850%	5/15/40	490	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	2.950%	5/15/50	195	181
	Microsoft Corp.	2.875%	2/6/24	975	1,039
	Microsoft Corp.	2.700%	2/12/25	760	812
	Microsoft Corp.	3.125%	11/3/25	435	474
	Microsoft Corp.	2.400%	8/8/26	1,890	1,994
	Microsoft Corp.	3.500%	2/12/35	605	672
	Microsoft Corp.	3.450%	8/8/36	822	904
	Microsoft Corp.	2.525%	6/1/50	3,336	3,049
	Microsoft Corp.	2.921%	3/17/52	3,287	3,237
	Oracle Corp.	2.800%	7/8/21	375	377
	Oracle Corp.	2.500%	5/15/22	1,210	1,234
	Oracle Corp.	2.950%	11/15/24	2,190	2,333
	Oracle Corp.	2.950%	5/15/25	355	378
	Oracle Corp.	1.650%	3/25/26	1,930	1,943
	Oracle Corp.	3.250%	11/15/27	3,065	3,288
	Oracle Corp.	4.000%	11/15/47	895	922
	Oracle Corp.	3.600%	4/1/50	0	0
	Oracle Corp.	3.950%	3/25/51	480	498
	Oracle Corp.	3.850%	4/1/60	540	530
	QUALCOMM Inc.	1.300%	5/20/28	744	708
	QUALCOMM Inc.	2.150%	5/20/30	1,075	1,063
	QUALCOMM Inc.	1.650%	5/20/32	1,112	1,023
	QUALCOMM Inc.	3.250%	5/20/50	385	392
					63,168
Utilities (2.9%)
	AEP Texas Inc.	4.150%	5/1/49	145	158
	AEP Texas Inc.	3.450%	1/15/50	380	371
	Alabama Power Co.	5.200%	6/1/41	120	147
	Alabama Power Co.	4.100%	1/15/42	215	232
	Alabama Power Co.	3.750%	3/1/45	630	675
	Alabama Power Co.	4.300%	7/15/48	775	900
	Ameren Illinois Co.	3.800%	5/15/28	590	653
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,205
	Ameren Illinois Co.	3.700%	12/1/47	140	149
	American Water Capital Corp.	2.950%	9/1/27	540	575
	American Water Capital Corp.	3.750%	9/1/47	45	47
	American Water Capital Corp.	4.200%	9/1/48	845	952
	American Water Capital Corp.	4.150%	6/1/49	25	28
	American Water Capital Corp.	3.450%	5/1/50	95	96
	Arizona Public Service Co.	3.350%	5/15/50	410	402
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	220
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,520
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	33
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,852
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	132
[6]	Boston Gas Co.	3.150%	8/1/27	140	149
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	102
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,918
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	227
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,499
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	201
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	409
	Commonwealth Edison Co.	2.950%	8/15/27	645	691
	Commonwealth Edison Co.	4.350%	11/15/45	375	431
	Commonwealth Edison Co.	3.650%	6/15/46	175	184
	Commonwealth Edison Co.	4.000%	3/1/48	480	533
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,123
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	54
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,202
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	630	721
	Delmarva Power & Light Co.	3.500%	11/15/23	305	327
	Dominion Energy Inc.	2.715%	8/15/21	450	454
[6]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,349
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,219
	Dominion Energy Inc.	4.600%	3/15/49	760	903
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	189
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	56
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	123
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	240
	DTE Energy Co.	3.800%	3/15/27	250	276
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	520
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	494
	Duke Energy Corp.	2.650%	9/1/26	315	329
	Duke Energy Corp.	3.400%	6/15/29	350	372
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,367
	Duke Energy Corp.	3.750%	9/1/46	265	267
	Duke Energy Florida LLC	6.350%	9/15/37	200	279
	Duke Energy Progress LLC	6.300%	4/1/38	365	507
	Duke Energy Progress LLC	4.100%	3/15/43	118	132
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,299
[6]	East Ohio Gas Co.	2.000%	6/15/30	325	312
[6]	East Ohio Gas Co.	3.000%	6/15/50	475	437
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	501
	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	585	607
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	125	143
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,793
[6]	Electricite de France SA	4.875%	9/21/38	2,200	2,574
[6]	Electricite de France SA	4.875%	1/22/44	50	59
[6]	Electricite de France SA	4.950%	10/13/45	400	477
	Emera U.S. Finance LP	3.550%	6/15/26	965	1,045
	Entergy Louisiana LLC	3.120%	9/1/27	410	444
	Evergy Inc.	2.450%	9/15/24	425	445
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	616
	Evergy Metro Inc.	2.250%	6/1/30	205	202
	Evergy Metro Inc.	4.200%	3/15/48	137	154
	Eversource Energy	2.900%	10/1/24	690	735
	Eversource Energy	3.150%	1/15/25	110	116
	Eversource Energy	3.300%	1/15/28	400	427
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,323
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,248
	Florida Power & Light Co.	5.950%	2/1/38	785	1,068
	Florida Power & Light Co.	5.690%	3/1/40	675	913
	Florida Power & Light Co.	3.700%	12/1/47	480	523
	Fortis Inc.	3.055%	10/4/26	1,195	1,273
	Georgia Power Co.	5.400%	6/1/40	205	247
	Georgia Power Co.	4.750%	9/1/40	988	1,152
	Georgia Power Co.	4.300%	3/15/42	1,076	1,198
	Georgia Power Co.	3.700%	1/30/50	170	175
	Indiana Michigan Power Co.	4.250%	8/15/48	415	466
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	670	704
[6]	Massachusetts Electric Co.	5.900%	11/15/39	585	778
[6]	Metropolitan Edison Co.	4.300%	1/15/29	249	274
	MidAmerican Energy Co.	4.400%	10/15/44	15	17
	MidAmerican Energy Co.	4.250%	5/1/46	45	52
	MidAmerican Energy Co.	4.250%	7/15/49	315	369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,373
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	195	211
[6]	Monongahela Power Co.	5.400%	12/15/43	135	165
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	439
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,099
	Nevada Power Co.	3.125%	8/1/50	380	364
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	1,295	1,306
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	280
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	966
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	418
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	606
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	1,155
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,127
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	492
	NiSource Inc.	5.250%	2/15/43	390	481
	NiSource Inc.	4.800%	2/15/44	270	315
	Northern States Power Co.	6.250%	6/1/36	2,000	2,746
[3,6]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,348
	Oglethorpe Power Corp.	5.950%	11/1/39	170	211
	Oglethorpe Power Corp.	4.550%	6/1/44	50	52
	Oglethorpe Power Corp.	4.250%	4/1/46	537	540
	Oglethorpe Power Corp.	5.050%	10/1/48	80	94
[6]	Oglethorpe Power Corp.	3.750%	8/1/50	250	243
	Oglethorpe Power Corp.	5.250%	9/1/50	630	737
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	89
	PacifiCorp	6.250%	10/15/37	2,000	2,705
	PacifiCorp	4.125%	1/15/49	26	29
	PacifiCorp	4.150%	2/15/50	345	390
	PacifiCorp	3.300%	3/15/51	169	166
	Potomac Electric Power Co.	3.050%	4/1/22	460	472
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,053
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	723
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	168
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	612
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	310	300
	SCE Recovery Funding LLC	1.942%	5/15/38	110	105
	SCE Recovery Funding LLC	2.510%	11/15/43	100	95
	Sempra Energy	2.875%	10/1/22	750	771
	Sempra Energy	3.250%	6/15/27	1,095	1,170
	Sempra Energy	6.000%	10/15/39	600	796
	Sierra Pacific Power Co.	3.375%	8/15/23	850	901
	Sierra Pacific Power Co.	2.600%	5/1/26	221	233
	Southern California Edison Co.	2.400%	2/1/22	170	172
	Southern California Edison Co.	3.700%	8/1/25	90	98
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,280
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,683
	Southern California Edison Co.	6.050%	3/15/39	55	70
	Southern California Edison Co.	4.000%	4/1/47	195	200
	Southern California Edison Co.	4.125%	3/1/48	645	675
	Southern California Edison Co.	3.650%	2/1/50	155	153
	Southern California Gas Co.	2.600%	6/15/26	820	862
	Southern Co.	2.950%	7/1/23	1,280	1,338
	Southern Co.	4.400%	7/1/46	755	842
	Southwest Gas Corp.	2.200%	6/15/30	230	223
	Southwestern Electric Power Co.	6.200%	3/15/40	400	529
	Southwestern Public Service Co.	3.700%	8/15/47	102	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,583
[6]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	843
	Union Electric Co.	4.000%	4/1/48	423	469
	Virginia Electric and Power Co.	2.750%	3/15/23	690	716
	Virginia Electric and Power Co.	3.500%	3/15/27	435	476
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	901
					99,204
Total Corporate Bonds (Cost $682,024)					730,920
Sovereign Bonds (0.4%)
[6]	Government of Bermuda	2.375%	8/20/30	400	390
[6]	Government of Bermuda	3.375%	8/20/50	200	194
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,622
[6]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	966
[8]	Nova Scotia T-Bill	0.000%	4/15/21	750	597
	Republic of Chile	2.550%	1/27/32	1,075	1,083
[5]	Republic of Chile	3.500%	4/15/53	775	784
	Republic of Chile	3.100%	1/22/61	410	381
	Republic of Colombia	4.000%	2/26/24	970	1,032
	Republic of Panama	2.252%	9/29/32	1,720	1,634
[3]	Republic of Panama	3.870%	7/23/60	1,385	1,375
[6]	State of Qatar	2.375%	6/2/21	1,590	1,594
[6]	State of Qatar	3.875%	4/23/23	1,985	2,114
[6]	State of Qatar	4.400%	4/16/50	430	497
Total Sovereign Bonds (Cost $14,626)					15,263
Taxable Municipal Bonds (1.6%)
	Atlanta GA Water & Wastewater Water Revenue	2.257%	11/1/35	100	100
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	465
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	93
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	900	1,481
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	309
	California GO	7.500%	4/1/34	155	241
	California GO	7.350%	11/1/39	1,550	2,380
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	155	223
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,780	2,487
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	825	1,153
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	734
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	267
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	217
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	155	161
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	1,170	1,217
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,937	2,771
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	303	437
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,015	1,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	935
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	254
	Houston TX GO	6.290%	3/1/32	365	456
	Illinois GO	5.100%	6/1/33	810	912
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	1,010
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	162
[9]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,493
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	720
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	878
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,357
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	500	525
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	650
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	614
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	509
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	69
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	1,082
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	1,127
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	215	286
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	310
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	644
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	652
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	362
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	508
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	282
	New York State Urban Development Corp. Income Tax Revenue	2.100%	3/15/22	790	802
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	737
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	884
[9]	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,334
[10]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	1,004
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,388
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	77
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	265	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	459
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,448
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	825
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	267
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	308
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	363
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	1,240	1,514
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	255	251
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	928
	Texas Transportation Commission GO	2.562%	4/1/42	235	229
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	471
	University of California College & University Revenue	1.316%	5/15/27	385	381
	University of California College & University Revenue	1.614%	5/15/30	645	615
	University of California College & University Revenue	4.601%	5/15/31	590	687
	University of California College & University Revenue	4.765%	5/15/44	145	156
	University of California College & University Revenue	3.931%	5/15/45	570	624
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	90	136
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	1,032
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	432
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	778
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	210	217
Total Taxable Municipal Bonds (Cost $47,342)					53,531
				Shares
Temporary Cash Investments (4.2%)
Money Market Fund (2.2%)
[12,13]	Vanguard Market Liquidity Fund	0.081%		745,937	74,594

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (2.0%)
RBS Securities Inc. (Dated 3/31/21,Repurchase Value $68,300,000, collateralized by U.S.Treasury Note/Bond 1.125%–4.625%, 2/15/40–8/15/48, with a value of $69,666,000)	0.005%	4/1/21	68,300	68,300
Total Temporary Cash Investments (Cost $142,894)				142,894
Total Investments (102.3%) (Cost $2,708,851)				3,484,346
Other Assets and Liabilities—Net (-2.3%)				(79,024)
Net Assets (100%)				3,405,322
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,609,000.
2	Securities with a value of $64,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2021.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $182,997,000, representing 5.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in Canadian dollars.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $74,582,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	56	6,910	(79)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	4/16/21	USD	1,606	CAD	2,000	15	—
JPMorgan Chase Bank, N.A.	4/19/21	USD	807	CAD	1,009	4	—
UBS AG	4/9/21	USD	801	CAD	1,000	5	—
BNP Paribas	4/6/21	USD	799	CAD	1,000	4	—
BNP Paribas	4/15/21	USD	799	CAD	1,000	4	—
Citibank, N.A.	4/15/21	USD	602	CAD	750	6	—
Citibank, N.A.	4/19/21	USD	393	CAD	491	2	—
						40	—
CAD—Canadian dollar.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
F. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
H.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,102,339	177,393	—	2,279,732
U.S. Government and Agency Obligations	—	238,660	—	238,660
Asset-Backed/Commercial Mortgage-Backed Securities	—	23,346	—	23,346
Corporate Bonds	—	730,920	—	730,920
Sovereign Bonds	—	15,263	—	15,263
Taxable Municipal Bonds	—	53,531	—	53,531
Temporary Cash Investments	74,594	68,300	—	142,894
Total	2,176,933	1,307,413	—	3,484,346
Derivative Financial Instruments
Assets
Foreign Currency Contracts	—	40	—	40
Liabilities
Futures Contracts[1]	79	—	—	79
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.